Cash and cash equivalents (Details 1) - CLP ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand		$ 242,308	$ 221,071	$ 97,228
Bank balances		71,393,732	64,085,358	45,389,589
Cash		71,636,040	64,306,429	45,486,817
Time deposits		4,356,420	46,723,278	4,804,224
Securities purchased under resale agreements	[1]	101,077,015	196,319,058	102,695,758
Investments in mutual funds		5,888,424	10,194,222	16,586,749
Short term investments classified as cash equivalents		106,965,439	206,513,280	119,282,507
Cash equivalents		111,321,859	253,236,558	124,086,731
Overnight deposits		13,411,325	1,471,063	471,054
Total other cash and cash equivalents		13,411,325	1,471,063	471,054
Total		196,369,224	319,014,050	170,044,602	$ 134,033,183
chilean Peso [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand		92,440	77,940	75,623
Bank balances		48,583,607	39,692,222	30,110,816
Cash		48,676,047	39,770,162	30,186,439
Time deposits		2,450,392	24,755,756	4,804,224
Securities purchased under resale agreements		101,077,015	196,319,058	102,695,758
Investments in mutual funds		0	0	0
Short term investments classified as cash equivalents		101,077,015	196,319,058	102,695,758
Cash equivalents		103,527,407	221,074,814	107,499,982
Overnight deposits		0	0	0
Total other cash and cash equivalents		0	0	0
Total		152,203,454	260,844,976	137,686,421
US Dollar [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand		3,964	5,290	16,154
Bank balances		10,176,489	17,550,277	4,691,411
Cash		10,180,453	17,555,567	4,707,565
Time deposits		1,906,028	0	0
Securities purchased under resale agreements		0	0	0
Investments in mutual funds		0	0	0
Short term investments classified as cash equivalents		0	0	0
Cash equivalents		1,906,028	0	0
Overnight deposits		13,411,325	1,471,063	471,054
Total other cash and cash equivalents		13,411,325	1,471,063	471,054
Total		25,497,806	19,026,630	5,178,619
Euro [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand		0	0	0
Bank balances		2,592,865	954,640	182,966
Cash		2,592,865	954,640	182,966
Time deposits		0	0	0
Securities purchased under resale agreements		0	0	0
Investments in mutual funds		0	0	0
Short term investments classified as cash equivalents		0	0	0
Cash equivalents		0	0	0
Overnight deposits		0	0	0
Total other cash and cash equivalents		0	0	0
Total		2,592,865	954,640	182,966
Argentine Pesos [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand		6,727	5,477	5,451
Bank balances		1,577,902	1,039,825	1,391,103
Cash		1,584,629	1,045,302	1,396,554
Time deposits		0	21,967,522	0
Securities purchased under resale agreements		0	0	0
Investments in mutual funds		5,888,424	10,194,222	16,586,749
Short term investments classified as cash equivalents		5,888,424	10,194,222	16,586,749
Cash equivalents		5,888,424	32,161,744	16,586,749
Overnight deposits		0	0	0
Total other cash and cash equivalents		0	0	0
Total		7,473,053	33,207,046	17,983,303
Uruguayan Peso [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand		0	0	0
Bank balances		1,384,395	548,975	718,348
Cash		1,384,395	548,975	718,348
Time deposits		0	0	0
Securities purchased under resale agreements		0	0	0
Investments in mutual funds		0	0	0
Short term investments classified as cash equivalents		0	0	0
Cash equivalents		0	0	0
Overnight deposits		0	0	0
Total other cash and cash equivalents		0	0	0
Total		1,384,395	548,975	718,348
Paraguayan Guarani [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand		0	0	0
Bank balances		2,763,191	2,495,748	7,758,211
Cash		2,763,191	2,495,748	7,758,211
Time deposits		0	0	0
Securities purchased under resale agreements		0	0	0
Investments in mutual funds		0	0	0
Short term investments classified as cash equivalents		0	0	0
Cash equivalents		0	0	0
Overnight deposits		0	0	0
Total other cash and cash equivalents		0	0	0
Total		2,763,191	2,495,748	7,758,211
Bolivian [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand		139,177	132,364	0
Bank balances		3,184,376	1,127,401	0
Cash		3,323,553	1,259,765	0
Time deposits		0	0	0
Securities purchased under resale agreements		0	0	0
Investments in mutual funds		0	0	0
Short term investments classified as cash equivalents		0	0	0
Cash equivalents		0	0	0
Overnight deposits		0	0	0
Total other cash and cash equivalents		0	0	0
Total		3,323,553	1,259,765	0
Others [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand		0	0	0
Bank balances		1,130,907	676,270	536,734
Cash		1,130,907	676,270	536,734
Time deposits		0	0	0
Securities purchased under resale agreements		0	0	0
Investments in mutual funds		0	0	0
Short term investments classified as cash equivalents		0	0	0
Cash equivalents		0	0	0
Overnight deposits		0	0	0
Total other cash and cash equivalents		0	0	0
Total		$ 1,130,907	$ 676,270	$ 536,734

[1]	All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.